Additional cash flow information	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Additional Cash Flow Information [Abstract]
Additional cash flow information
7.	Additional cash flow information
Net change in
non-cash
operating working capital

	2021	2020
Trade and other receivables	(101,664)	(16,399)
Inventoried supplies	(1,233)	2,200
Prepaid expenses	(9,455)	192
Trade and other payables	154,292	47,668
	41,940	33,661